The Registrant is filing this amendment to its Form N-CEN for the reporting period ended May 31, 2025, originally filed with the Securities and Exchange Commission on August 14, 2025 (Accession Number 0001752724-25-187819). The purpose of this amendment is to add the registrant's name to the Internal Control Report: Report of Independent Registered Public Accounting Firm, attached under Item G.1a of the Form N-CEN. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CEN filing.